Ropes & Gray LLP

One Embarcadero Center, Suite 2200

San Francisco, CA 94111

415-315-6300

F 415-315-6350

April 30, 2008

Matthew Gaarder-Wang

(415) 315-6302

matthew.gaarder@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	RS Variable Products Trust (Registration Nos. 333-135544 and 811-21922)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of RS Variable Products Trust (the “Trust”) is Post-Effective Amendment No. 7 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) and Post-Effective Amendment No. 8 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) on Form N-1A (“Amendment No. 7/8”).

This Amendment No. 7/8 relates to the Class I and Class II shares of the series of the Registrant. This Amendment No. 7/8 is being filed in connection with the Trust’s annual update. The Trust is filing Amendment No. 7/8 to (i) update financial information contained in the Registration Statement, (ii) respond to comments given to us by the Commission staff, and (iii) update certain other information. As has been designated on the facing sheet, it is intended that Amendment No. 7/8 become effective on May 1, 2008 pursuant to paragraph (b) of Rule 485 under the Securities Act. The Amendment is marked to show changes from Post Effective Amendment No. 6 to the above referenced Registration Statement, filed with the Commission on February 29, 2008, pursuant to Rule 485(a) of the Securities Act.

Ropes & Gray LLP has assisted the Trust in the preparation of Amendment No. 7/8, and the Amendment does not include any disclosures relating to the Trust that would, in our view, render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.

Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (415) 315-6302.

Very truly yours,

/s/ MATTHEW GAARDER-WANG
Matthew Gaarder-Wang

Enclosure cc: Timothy W. Diggins, Esq.
Benjamin L. Douglas, Esq.
Elizabeth J. Reza, Esq.